Intangible Assets, Net (Tables)	12 Months Ended
Jun. 30, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets, Net

Net intangible assets consisted of the following:

	As of June 30,
	2020	2019
Software	$212,478	$199,984
Land use right	2,147,318	2,212,619
Less: accumulated amortization	(254,993)	(185,805)
Intangible assets, net	$2,104,803	$2,226,798

Schedule of Future Amortization Expense	Estimated future amortization expense is as follows:
Year ending June 30,	Amortization expense
2021	$75,710
2022	75,710
2023	67,799
2024	62,147
Thereafter	1,823,437
Total	$2,104,803